EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 27, 2015 (Accession No. 0001193125-15-149738), to the currently effective Prospectus and Statement of Additional Information for each of Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI EAFE Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Deutsche X-trackers MSCI EMU Hedged Equity ETF, Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers MSCI All China Equity ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, Deutsche X-trackers Regulated Utilities ETF, Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF, Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond - Interest Rate ETF, Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and Deutsche X-trackers S&P Hedged Global Infrastructure ETF, each a series of DBX ETF Trust.